Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 99.3%
	Exchange Traded Funds - 99.3%
233,299	Invesco QQQ Trust Series 1 (a)	$88,641,955
460,976	Invesco S&P 500 Equal Weight ETF (a)	72,050,549
715,556	iShares MSCI Eurozone ETF (a)	36,371,711
1,016,649	iShares Core MSCI International Developed Markets ETF	70,189,447
776,567	iShares Edge MSCI USA Quality Factor ETF	109,690,089
646,471	iShares MSCI USA Minimum Volatility ETF (a)	50,198,473
488,533	iShares MSCI USA Momentum Factor ETF	89,030,254
115,976	Janus Henderson Small/Mid Cap Growth Alpha ETF (a)	7,987,267
204,300	Schwab U.S. Large-Cap Value ETF	14,444,010
595,699	SPDR Portfolio S&P 500 Growth ETF (a)	40,555,188
884,749	SPDR Portfolio S&P 500 Value ETF (a)	35,858,877
52,816	SPDR S&P Kensho New Economies Composite ETF	3,428,815
918,863	WisdomTree U.S. Quality Dividend Growth Fund	57,300,297
871,879	Xtrackers MSCI USA ESG Leaders Equity ETF	36,531,730
363,806	Xtrackers S&P 500 ESG ETF (a)	14,534,050
	TOTAL INVESTMENT COMPANIES (Cost - $648,573,372)	726,812,712

	SHORT TERM INVESTMENTS - 0.7%
	Money Market Funds - 0.7%
5,322,513	First American Treasury Obligations Fund, Class X, 0.01% (b)	5,322,513
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,322,513)	5,322,513

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.0%
182,902,285	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (b)	182,902,285
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $182,902,285)	182,902,285

	TOTAL INVESTMENTS - 125.0% (Cost - $836,798,170)	915,037,510
	Liabilities in Excess of Other Assets - (25.0)%	(182,959,121)
	NET ASSETS - 100.0%	$732,078,389

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of August 31, 2021.
(b) Interest rate reflects seven-day yield on August 31, 2021.